Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000002899 | NextEra Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000002899 | National Fuel Gas Co.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000002899 | Evergy Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002899 | American Electric Power Co. Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002899 | Southwest Gas Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002899 | ONEOK Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002899 | WEC Energy Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002899 | Ameren Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002899 | The AES Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002899 | Eversource Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002899 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C000002899 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	87.70%
C000002899 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000002899 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002899 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000239633 | NextEra Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000239633 | National Fuel Gas Co.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000239633 | Evergy Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000239633 | American Electric Power Co. Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000239633 | Southwest Gas Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000239633 | ONEOK Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000239633 | WEC Energy Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000239633 | Ameren Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000239633 | The AES Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000239633 | Eversource Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000239633 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C000239633 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	87.70%
C000239633 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000239633 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000239633 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000034315 | NextEra Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000034315 | National Fuel Gas Co.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000034315 | Evergy Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034315 | American Electric Power Co. Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034315 | Southwest Gas Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000034315 | ONEOK Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000034315 | WEC Energy Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000034315 | Ameren Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000034315 | The AES Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034315 | Eversource Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034315 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C000034315 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	87.70%
C000034315 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000034315 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000034315 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000002898 | NextEra Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000002898 | National Fuel Gas Co.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000002898 | Evergy Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002898 | American Electric Power Co. Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002898 | Southwest Gas Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002898 | ONEOK Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002898 | WEC Energy Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002898 | Ameren Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002898 | The AES Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002898 | Eversource Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002898 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C000002898 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	87.70%
C000002898 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000002898 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002898 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)